Note 7 - Related Parties - Key Management Personnel Compensation (Details) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended			13 Months Ended
	Mar. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Feb. 28, 2017	Mar. 31, 2017
Statement Line Items [Line Items]
Compensation	$ 146	$ 1,641	$ 1,754	$ 1,364	$ 1,510
Share-based compensation costs	78	940	826	541	619
Total key management personnel compensation	$ 224	$ 2,581	$ 2,580	$ 1,905	$ 2,129